Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 329,285	$ 348,816	$ 3,833,349
Marketable Securities	54,720	54,720	842,976
Inventory	338,995	233,510	795,824
Accounts receivable	28,704	283,561	5,585
Prepaid expenses	2,230,285	920,189	1,469,733
Other current assets			86,174
Note Receivable	521,444	511,557
Total current assets	4,031,433	2,580,353	7,690,824
NONCURRENT ASSETS
Right of use asset	252,435	299,722	479,027
Intangible assets, net of amortization	4,325,859	4,364,321	4,511,057
Property, plant and equipment, net	85,064	94,007	28,272
Total assets	8,694,791	7,338,403	12,709,180
CURRENT LIABILITIES
Accounts payable	2,841,666	2,218,810	1,493,809
Convertible notes	5,341,875	5,250,000	1,500,000
Lease liability, current portion	223,835	212,964	214,752
Accrued expenses	539,092	1,433,245	269,152
Accrued liabilities	190,676	234,360	60,450
Covid-19 SBA Loan	48,132	47,928	48,974
Total current liabilities	9,185,276	9,397,307	3,587,137
NONCURRENT LIABILITIES
Lease liability, non-current portion	52,153	114,148	304,907
Total liabilities	9,237,429	9,511,455	3,892,044
EQUITY
Preferred shares - 100,000,000 authorized, zero issued and outstanding as of both December 31, 2024 and December 31, 2023
Common shares - without par value, 63,085,228 and 58,822,126 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively.	75,177	62,640	45,634
Additional paid-in capital	117,854,689	110,856,719	73,726,987
Common stock payable	1,944,776	1,997,936	725,230
Accumulated deficit	(120,417,280)	(115,090,347)	(65,680,715)
Total deficiency	(542,638)	(2,173,052)	8,817,136
Total Liabilities & shareholders’ deficiency	8,694,791	7,338,403	12,709,180
Yerbae Brands Corp [Member]
CURRENT ASSETS
Cash		124,214	977,373
Inventory		676,020	962,288
Accounts receivable		364,886	1,020,056
Prepaid expenses		452,903	721,432
Other current assets		150,000	150,000
Total current assets		1,768,023	3,831,149
NONCURRENT ASSETS
Right of use asset		119,445	210,208
Property, plant and equipment, net		26,470	60,453
Total noncurrent assets		145,915	270,661
Total assets		1,913,938	4,101,810
CURRENT LIABILITIES
Accounts payable		2,377,758	1,689,407
Lease liability, current portion		131,563	117,660
Accrued expenses		1,076,832	840,426
Accrued liabilities		1,076,832	840,426
Advances		225,000
Total current liabilities		8,138,353	2,987,671
NONCURRENT LIABILITIES
Notes payable, non-current portion		10,977	2,234,038
Lease liability, non-current portion		23,544	155,107
Total noncurrent liabilities		34,521	2,389,145
Total liabilities		8,172,874	5,376,816
EQUITY
Preferred shares - 100,000,000 authorized, zero issued and outstanding as of both December 31, 2024 and December 31, 2023
Common shares - without par value, 63,085,228 and 58,822,126 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively.
Additional paid-in capital		38,847,388	33,212,631
Accumulated deficit		(45,106,324)	(34,487,637)
Total deficiency		(6,258,936)	(1,275,006)
Total Liabilities & shareholders’ deficiency		1,913,938	4,101,810
Yerbae Brands Corp [Member]
CURRENT ASSETS
Investment in SRM & Affiliates	525,000	225,000
SRM Entertainment Inc Member And Affiliated Entity [Member]
CURRENT ASSETS
Investment in SRM & Affiliates	$ 3,000	3,000	657,183
Nonrelated Party [Member] | Yerbae Brands Corp [Member]
CURRENT LIABILITIES
Note payable		3,989,533	340,178
Related Party [Member] | Yerbae Brands Corp [Member]
CURRENT LIABILITIES
Note payable		$ 337,667